Customer Deposits - Summary of Customer Deposits Segregation (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Customer Deposits [Line Items]
Cash and cash equivalents	$ 510,323	$ 267,684	$ 274,359
Current investments	122,668	288,487
Total	349,766	366,735
Customer deposits	349,766	366,735
Customer Deposits
Disclosure Of Customer Deposits [Line Items]
Cash and cash equivalents	227,098	138,225
Current investments	$ 122,668	$ 228,510